Commitments and Contingencies (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies.
Purchase obligations	$ 278.4	$ 184.2
Repurchase agreement liability	$ 10.2	$ 14.6